UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21630

                                 Alpha Core Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert D. DiCarlo

President and Principal Executive Officer

Alpha Core Strategies Fund

50 South LaSalle Street

                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

ALPHA CORE STRATEGIES FUND	JUNE 30, 2018 (UNAUDITED)

		VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS - 99.3%
Credit/Distressed - 16.0% (Cost $126,624,000)
Diameter Onshore Fund LP		$37,198,000
Knighthead Domestic Fund, L.P.		21,287,000
Nut Tree Offshore Fund, Ltd.		38,591,000
Varadero Partners, L.P.		17,553,000
Wasserstein Debt Opportunities Fund, LP		31,114,000

		145,743,000

Global Macro - 13.4% (Cost $116,383,000)
Amia Capital Macro Fund Limited		26,717,000
Autonomy Global Macro Fund L.P. Institutional Series		31,001,000
Gemsstock Fund		30,048,000
Graticule Asia Macro Fund LP		34,522,000

		122,288,000

Non-U.S. Equity Hedge - 16.7% (Cost $119,191,000)
Hermitage Global Partners LP*		19,000
Indus Pacific Opportunities Fund, L.P.		29,320,000
Pelham Long/Short Fund LP		26,835,000
Pelham Long/Short Small Cap Fund LP		10,577,000
Tower House Fund Limited		27,907,000
Yiheng Capital Partners, L.P.		27,114,000
Zebedee Core Fund Limited		26,093,000
Zebedee Focus Fund Limited		3,730,000

		151,595,000

Relative Value Multi-Strategy - 10.2% (Cost $93,400,000)
Frere Hall Fund		28,414,000
Investcorp Interlachen Multi-Strategy Fund, LLC*		5,000
Old Orchard Credit Fund, Ltd.		35,727,000
SECOR Alpha Fund, LTD.		28,803,000

		92,949,000

Sector Hedge - 12.0% (Cost $89,958,000)
Asturias Fund LP		14,830,000
Brenham Capital Fund, L.P.		28,650,000
Broadfin Healthcare Fund, LP Class C		1,366,000
Camber Capital Fund L.P.		37,618,000
PFM Healthcare Fund, L.P.		26,410,000

		108,874,000

		VALUE (ROUNDED TO THOUSANDS)
Special Situations - 17.6% (Cost $135,032,000)
Everett Opportunities Fund Limited		$35,850,000
HG Vora Special Opportunities Fund LP		42,732,000
Pentwater Event Fund LLC		20,856,000
Pentwater Merger Arbitrage Fund Ltd.		22,946,000
Sand Grove Opportunities Fund Ltd		38,068,000

		160,452,000

U.S. Equity Hedge - 13.4% (Cost $102,466,000)
Harvest Small Cap Partners Qualified, L.P.		1,623,000
Harvest Small Cap Partners, L.P.		12,534,000
Lakewood Capital Partners, LP		25,212,000
Sanoor Capital Offshore Ltd.		23,231,000
Tide Point Partners, LP		26,555,000
TPG Public Equity Partners-A, L.P. Class A		17,299,000
TPG Public Equity Partners-A, L.P. Class B		15,277,000

		121,731,000

Total Investments In Sub-Funds (Cost $783,054,000)		$903,632,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT - 0.1%
Northern Institutional Funds - U.S. Government Portfolio
1.72%(1) (2)	590,000	$590,000

Total Cash Equivalent (Cost $590,000)		590,000

Total Investments - 99.4% (Cost $783,644,000)		$904,222,000

Other Assets less Liabilities - 0.6%		5,677,000

NET ASSETS - 100.0%		$909,899,000

(1)

Investment in affiliated Portfolio. 50 South Capital Advisors, LLC is the investment adviser to the Fund and Northern Trust Investments, Inc. is the investment adviser to the Northern Institutional Funds - U.S. Government Portfolio. 50 South Capital Advisors, LLC and Northern Trust Investments, Inc. are affiliates of Northern Trust Corporation.

(2)	7-day simple yield as of June 30, 2018 is disclosed.

See Notes to the Quarterly Report.

QUARTERLY REPORT    1    ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

ALPHA CORE STRATEGIES FUND continued

*

During the current year, all of the underlying investments’ value in these Sub-Funds were held in a side-pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side-pocket arrangement. In the aggregate, approximately 0.01% of the Fund’s net assets are in side-pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At June 30, 2018, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Credit/Distressed	16.0%
Global Macro	13.4
Non-U.S. Equity Hedge	16.7
Relative Value Multi-Strategy	10.2
Sector Hedge	12.0
Special Situations	17.6
U.S. Equity Hedge	13.4
Cash Equivalent and Other Assets less Liabilities	0.7

Total	100.0%

At June 30, 2018, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands - 40.2%	$348,451,000	$366,125,000
United States - 59.1%	434,603,000	537,507,000

Total	$783,054,000	$903,632,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Fund’s investment in the Northern Institutional Funds - U.S. Government Portfolio is valued using Level 1 inputs. All other Sub-Funds’ values were measured using the net asset value per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. See the Notes to Schedule of Investments for further risk and liquidity information of the Fund’s underlying investments by major category.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 based on levels assigned to the securities on March 31, 2018.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of June 30, 2018.

See Notes to the Quarterly Report.

ALPHA CORE STRATEGIES FUND    2    QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

1. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Northern Institutional Funds - U.S. Government Portfolio	$5,692	$7,189	$12,291	$—	$—	$24	$590	590

2. RISK FACTORS

Financial Accounting Standards Board Accounting Standards Codification 820 Fair Value Measurement requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	VALUE (IN MILLIONS)	UNFUNDED COMMITMENTS	REDEMPTION FREQUENCY	REDEMPTION NOTICE PERIOD
Credit/Distressed(a)	$146	$—	Monthly, Quarterly	60-90 Days
Global Macro(b)	122	—	Monthly, Quarterly	30-90 Days
Non-U.S. Equity Hedge(c)	152	—	Not Eligible, Monthly, Quarterly	30-90 Days
Relative Value Multi-Strategy(d)	93	—	Not Eligible, Monthly, Quarterly	30-90 Days
Sector Hedge(c)	109	—	Quarterly	45-95 Days
Special Situations(a)	160	—	Monthly, Quarterly	60-92 Days
U.S. Equity Hedge(c)	122	—	Quarterly	45-90 Days

	$904	$—

(a)

Event Driven – The managers in this category seek to profit from opportunities arising from specific situations affecting individual stocks or unique circumstances in a particular industry, sector or market. These market participants typically specialize in certain sectors of the Event Driven space, utilizing unique skills or knowledge of bankruptcy law, specific market events, or otherwise. Sub-strategies in this category include Credit/Distressed and Special Situations. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. Investments representing approximately 69.66% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor-level gate restrictions. These gates range from seven months to fifteen months and do not allow for full redemptions. One investment representing approximately 5.73% of the fair value of investments in this category cannot be redeemed because the investment includes restrictions that do not allow for full redemptions within the first twelve months after acquisition and includes investor-level gate restrictions. The remaining initial investment restriction period for this investment is approximately eleven months at June 30, 2018. The subsequent investor-level gate is for twelve months and does not allow for full redemptions.

(b)

Global Macro – The managers in this category employ strategies directed more heavily towards the ebbs and flows of markets on a larger scale, as opposed to focusing on the relative attractiveness between individual securities. Managers seek to identify the direction that certain markets will follow over various time periods and position their portfolios accordingly. Sub-strategies in this category include Global Macro. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. Investments representing approximately 25.35% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor-level gate restrictions. These gates are twelve months and do not allow for full redemptions.

(c)

Hedged Equity – The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Non-U.S. Equity Hedge, Sector Hedge, and U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. Investments representing approximately 7.12% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor-level gate restrictions. These gates range from twelve months to fifteen months and do not allow for full redemptions. Investments representing approximately 7.09% of the fair value of investments in this category cannot be immediately redeemed because the investments include restrictions that do not allow for full redemptions within the first twelve months after acquisition. The remaining restriction period for these investments was approximately five months to six months at June 30, 2018. For one investment representing approximately 0.01% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restriction might lapse.

(d)

Relative Value – The managers in this category seek to deliver alpha without subjecting themselves to or relying on beta or general market exposure for performance. They seek to do this by identifying and exploiting various arbitrage opportunities between and among related groups of securities, with the expectation that returns will have a low correlation to the markets in which those securities trade. Sub-strategies in this category include Relative Value

QUARTERLY REPORT    3    ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

ALPHA CORE STRATEGIES FUND continued	JUNE 30, 2018 (UNAUDITED)

Multi-Strategy. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. For one investment representing approximately 0.01% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restriction might lapse.

3. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the quarterly report was issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for disclosure.

ALPHA CORE STRATEGIES FUND    4    QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpha Core Strategies Fund

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	August 27, 2018

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 27, 2018